SUMMARY OF THE SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Finite-lived intangible asset, useful life	10 years
Antidilutive securities excluded from computation of earnings per share, amount	0		0
D T Cloud Acquisition Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Cash	$ 167,526	$ 69,818
Investments held in trust account	$ 71,516,443
Temporary equity, shares issued	6,900,000	0
Temporary equity, shares outstanding	6,900,000	0
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount		225,000
Over-Allotment Option [Member] | D T Cloud Acquisition Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount		225,000